Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Assets:
Cash and cash equivalents	$ 79,686	$ 1,656,365	$ 2,576,256	$ 3,336,420
Accounts receivable, net	88,807	1,845,965	1,298,399	1,266,110
Recoverable taxes	19,989	415,487	385,351	259,118
Advance payment for constructions to related parties	975	20,276	43,673	9,602
Advance payments to contractors	12,621	262,347	556,186	672,588
Other accounts receivable and prepaid expenses	4,430	92,091	48,065	49,639
Total current assets	206,508	4,292,531	4,907,930	5,593,477
Non-current assets:
Property, leasehold improvements and equipment, net	149,741	3,112,540	2,852,674	2,566,095
Investment in airport concessions, net	900,396	18,715,808	16,421,304	13,940,366
Right-of-use-assets, net	6,076	126,299	149,442	165,004
Other assets, net	2,934	60,990	38,824	48,127
Deferred income taxes	44,495	924,892	867,421	756,909
Total non-current assets	1,103,642	22,940,529	20,329,665	17,476,501
Total assets	1,310,150	27,233,060	25,237,595	23,069,978
Current liabilities:
Short-term debt	28,865	600,000		1,200,000
Current portion of long-term debt				1,500,000
Current portion of major maintenance provision	26,724	555,498	629,683	949,197
Current portion of financial leases	915	19,022	44,928	33,446
Trade accounts payable	29,364	610,375	385,503	326,290
Payable taxes and other accrued expenses	54,475	1,132,329	960,843	963,606
Accounts payable to related parties	16,842	350,076	452,933	286,479
Total current liabilities	157,185	3,267,300	2,473,890	5,259,018
Non-current liabilities:
Long-term debt	513,893	10,681,880	10,676,708	7,484,336
Major maintenance provision	83,164	1,728,665	1,489,598	1,041,521
Guarantee deposits	20,046	416,665	404,202	377,576
Labor obligations	7,951	165,279	143,058	121,477
Financial leases	7,696	159,968	153,916	174,759
Deferred income taxes	2,336	48,566	57,721	56,671
Accounts payable to related parties	10,608	220,500
Total non-current liabilities	645,694	13,421,523	12,925,203	9,256,340
Total liabilities	802,879	16,688,823	15,399,093	14,515,358
Commitment and contingencies
Shareholders' equity
Common stock	14,326	297,782	297,782	297,782
Additional paid-in capital	1,433	29,786	29,786	29,786
Total Contributed capital	15,759	327,568	327,568	327,568
Reserve for repurchase of shares	72,163	1,500,000	1,500,000	1,500,000
Retained earnings	411,339	8,550,187	7,828,436	6,528,698
Accumulated other comprehensive loss	338	7,019	14,455	12,945
Total Earned capital	483,840	10,057,206	9,342,891	8,041,643
Controlling interest	499,599	10,384,774	9,670,459	8,369,211
Non-controlling interest	7,672	159,463	168,043	185,409
Total shareholders' equity	507,271	10,544,237	9,838,502	8,554,620
Total liabilities and shareholders' equity	$ 1,310,150	$ 27,233,060	$ 25,237,595	$ 23,069,978